DESCRIPTION OF TRANSCANADA'S BUSINESS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TRANSCANADA'S BUSINESS
DESCRIPTION OF TRANSCANADA'S BUSINESS
TransCanada Corporation (TransCanada or the Company) is a leading North American energy company which operates in three business segments, Natural Gas Pipelines, Oil Pipelines and Energy, each of which offers different products and services.
Natural Gas Pipelines
The Natural Gas Pipelines segment consists of the Company's investments in regulated natural gas pipelines and regulated natural gas storage facilities. Through its Natural Gas Pipelines segment, TransCanada owns and operates:

•	a natural gas transmission system extending from the Alberta/Saskatchewan border, east into Québec (Canadian Mainline);

•	a natural gas transmission system in Alberta and northeastern B.C. (NGTL System);

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a natural gas transmission system extending from producing fields primarily located in Texas, Oklahoma, the Gulf of Mexico and Louisiana to markets primarily located in Wisconsin, Michigan, Illinois, Ohio and Indiana, and includes regulated natural gas storage facilities in Michigan (ANR);

•	a natural gas transmission system extending from central Alberta to the B.C./Idaho border and to the Saskatchewan/Montana border (Foothills);

•	natural gas transmission systems in Alberta that supply natural gas to the oil sands region of northern Alberta and to a petrochemical complex at Joffre, Alberta (Ventures LP);

•	a natural gas transmission system in Mexico extending from Naranjos, Veracruz to Tamazunchale, San Luis Potosi (Tamazunchale); and

•	a natural gas transmission system in Mexico extending from Manzanillo, Colima to Guadalajara, Jalisco (Guadalajara).
Through its Natural Gas Pipelines segment, TransCanada operates and has ownership interests in natural gas pipeline systems as follows:

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a 53.6 per cent direct ownership interest in a natural gas transmission system that connects to the Canadian Mainline and serves markets in eastern Canada and the northeastern and midwestern U.S. (Great Lakes);

•	a 30 per cent direct ownership interest in a natural gas transmission system extending from the B.C./Idaho border to the Oregon/California border (GTN);

•	a 30 per cent direct ownership interest in a natural gas transmission system extending from the Powder River Basin in Wyoming to Northern Border in North Dakota (Bison);

•	a 61.7 per cent interest in a natural gas transmission system that extends from a point near East Hereford, Québec, to the northeastern U.S. (Portland);

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a 50 per cent interest in a natural gas transmission system that connects with the Canadian Mainline near the Québec/Ontario border and transports natural gas to markets in Québec and to the Portland system (TQM); and

•	a 28.9 per cent controlling interest in TC PipeLines, LP, which has the following ownership interests in pipelines operated by TransCanada:

•	a 46.4 per cent interest in Great Lakes, in which TransCanada has a combined 67 per cent effective ownership interest through TC PipeLines, LP and a direct interest described above;

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a 50 per cent interest in a natural gas transmission system extending from a point near Monchy, Saskatchewan, to the U.S. Midwest (Northern Border), in which TransCanada has a 14.5 per cent effective ownership interest through TC PipeLines, LP;

•	a 70 per cent interest in GTN, in which TransCanada has a combined 50.2 per cent effective ownership interest through TC PipeLines, LP and a direct interest described above;

•	a 70 per cent interest in Bison, in which TransCanada has a combined 50.2 per cent effective ownership interest through TC PipeLines, LP and a direct interest described above;

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a 100 per cent interest in a natural gas transmission system extending from Arizona to Baja California at the Mexico/California border (North Baja), in which TransCanada has a 28.9 per cent effective ownership interest through TC PipeLines, LP; and

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a 100 per cent interest in a natural gas transmission system extending from Malin, Oregon, to Wadsworth, Nevada (Tuscarora), in which TransCanada has a 28.9 per cent effective ownership interest through TC PipeLines, LP.

TransCanada has a 44.5 per cent ownership interest in a natural gas pipeline transmission system that connects with the Canadian Mainline near Waddington, New York, and delivers natural gas to customers in the northeastern U.S. (Iroquois). TransCanada does not operate this pipeline.
TransCanada is currently constructing natural gas pipeline systems in Mexico as follows:

•	an extension to the Tamazunchale pipeline from Tamazunchale, San Luis Potosi to El Sauz, Queretaro;

•	a natural gas transmission system that will transport natural gas from El Encino, Chihuahua to Topolobampo, Sinaloa (Topolobampo); and

•	a natural gas transmission system that will transport natural gas from El Oro to Mazatlan, Sinaloa (Mazatlan).
TransCanada is currently developing the following natural gas pipeline systems:

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the proposed Coastal GasLink project consisting of a natural gas transmission system that will transport natural gas from the Montney gas-producing region near Dawson Creek, B.C. to a liquefied natural gas (LNG) export facility near Kitimat, B.C.; and

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the proposed Prince Rupert Gas Transmission project consisting of a pipeline to deliver natural gas from the Fort St. John area of B.C. to the proposed Pacific Northwest LNG facility at Port Edward near Prince Rupert, B.C.

Oil Pipelines
The Oil Pipelines segment consists of a wholly owned and operated crude oil pipeline system which connects Alberta crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas (Keystone Pipeline System).
TransCanada is currently constructing oil pipeline infrastructure as follows:

•	a crude oil pipeline to connect the crude oil hub at Cushing, Oklahoma to the U.S. Gulf Coast refining market (Gulf Coast project);

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the Cushing Marketlink receipt facilities that will transport crude oil supply from the market hub at Cushing, Oklahoma to the U.S. Gulf Coast on facilities that form part of the Keystone Pipeline System; and

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a crude oil terminal to be located at Hardisty, Alberta (Keystone Hardisty Terminal) that will provide Western Canadian producers with new batch accumulation tankage and pipeline infrastructure and access to the Keystone Pipeline System.

TransCanada is currently developing oil pipeline infrastructure as follows:

•	a new crude oil pipeline from Hardisty, Alberta to Steele City, Nebraska (Keystone XL), subject to regulatory approval;

•	the Bakken Marketlink project that will transport crude oil supply from the Williston Basin in North Dakota and Montana to Cushing, Oklahoma on facilities that form part of Keystone XL;

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the Energy East Pipeline that will transport crude oil from western Canada to eastern refineries and export terminals. This project will include conversion of certain Canadian Mainline natural gas assets to crude oil service;

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the Heartland Pipeline and TC Terminals projects that will include a crude oil pipeline connecting the Edmonton and Hardisty, Alberta market regions and a terminal facility in the Heartland industrial area north of Edmonton;

•	the Northern Courier Pipeline, a pipeline that will transport bitumen and diluent between the Fort Hills mine site and Suncor Energy's terminal facilities located north of Fort McMurray, Alberta; and

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the Grand Rapids Pipeline in northern Alberta, which includes both crude oil and diluent lines to transport volumes between the producing area northwest of Fort McMurray and the Edmonton/Heartland region. The Company has entered into a joint venture agreement with a third party to develop the pipeline.

Energy
The Energy segment primarily consists of the Company's investments in electrical power generation plants and non-regulated natural gas storage facilities. Through its Energy segment, the Company owns and operates:

•	a natural gas and oil-fired generating facility in Queens, New York, consisting of multiple units employing steam turbine, combined-cycle and combustion turbine technology (Ravenswood);

•	a natural gas-fired, combined-cycle power plant in Halton Hills, Ontario (Halton Hills);

•	hydroelectric generation assets located in New Hampshire, Vermont and Massachusetts (TC Hydro);

•	a natural gas-fired peaking facility located near Phoenix, Arizona (Coolidge);

•	a natural gas-fired, combined-cycle plant in Burrillville, Rhode Island (Ocean State Power);

•	a natural gas-fired cogeneration plant near Trois-Rivières, Québec (Bécancour);

•	natural gas-fired cogeneration plants in Alberta at Carseland, Redwater, Bear Creek and MacKay River;

•	a wind farm located in Kibby and Skinner townships in northwestern Franklin County, Maine (Kibby Wind);

•	a natural gas-fired cogeneration plant near Saint John, New Brunswick (Grandview);

•	a waste-heat fueled power plant and the Cancarb thermal carbon black facility in Medicine Hat, Alberta (Cancarb);

•	a natural gas storage facility near Edson, Alberta (Edson);

•	an underground natural gas storage facility near Crossfield, Alberta (CrossAlta); and

•	four solar facilities in Ontario (Ontario Solar).
TransCanada does not operate but has ownership interests in power generation plants as follows:

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a 48.9 per cent partnership interest and a 31.6 per cent partnership interest in the nuclear power generation facilities of Bruce A and Bruce B (collectively Bruce Power), respectively, located near Tiverton, Ontario;

•	a 62 per cent interest in the Baie-des-Sables, Anse-à-Valleau, Carleton, Montagne-Sèche and Gros-Morne wind farms in Gaspé, Québec (Cartier Wind); and

•	a 50 per cent interest in a natural gas-fired, combined-cycle plant in Toronto, Ontario (Portlands Energy).
TransCanada has long-term power purchase arrangements (PPA) in place for:

•	a 100 per cent interest in the Sheerness power facility near Hanna, Alberta;

•	a 100 per cent interest in the Sundance A power facilities near Wabamun, Alberta

In addition, TransCanada has a 50 per cent interest in the ASTC Power Partnership which holds a PPA for a 100 per cent interest in the Sundance B power facilities near Wabamun, Alberta.

TransCanada is currently constructing a natural gas-fired power plant at Ontario Power Generation's Lennox site in Greater Napanee, Ontario (Napanee).
TransCanada also has agreed to purchase an additional five Ontario solar facilities in 2014.